Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of total operating lease expense
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Fixed lease expense	$71,871	$67,692	$208,506	$206,924
Variable lease expense	44,508	44,508	133,524	136,310
Total	$116,379	$112,200	$342,030	$343,234

	Years ended December 31,
	2021	2020
Fixed lease expense	$275,485	$348,703
Variable lease expense	180,818	192,505
Total	$456,303	$541,208

Schedule of future minimum lease payments
2022	$363,551
2023	357,968
2024	120,912
Total lease payments	842,431
Less imputed interest	(21,625)
Total	$820,806